Document and Entity Information	Oct. 31, 2021
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	INVESCO EXCHANGE-TRADED FUND TRUST ii
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 31, 2022
Document Effective Date	May 31, 2022
Prospectus Date	Dec. 17, 2021
Invesco S&P SmallCap 600 Revenue ETF | Invesco S&P SmallCap 600 Revenue ETF
Prospectus:
Trading Symbol	RWJ
Invesco S&P MidCap 400 Revenue ETF | Invesco S&P MidCap 400 Revenue ETF
Prospectus:
Trading Symbol	RWK
Invesco S&P 500 Revenue ETF | Invesco S&P 500 Revenue ETF
Prospectus:
Trading Symbol	RWL